Personnel - Additional Information (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Total Cost of Employees as a Personal Cost [Line Items]
Total staff cost before any capitalization	€ 109,969,000	€ 43,685,000	€ 19,210,000
Development programs expense, capitalised	17,947,000	11,149,000	6,219,000
Social Security Cost	7,812,000	3,443,000	1,781,000
Capitalised development expenditure [member]
Disclosure of Total Cost of Employees as a Personal Cost [Line Items]
Total staff cost before any capitalization	68,889,000	€ 29,425,000	€ 10,744,000
Development programs expense, capitalised	€ 15,421,000